Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of Cash and cash equivalents

	2025	2024
Cash and banks	6,425	8,992
Short–term investments	4,269	5,062
	10,694	14,054

Credit quality of issuers of investments
Cash and cash equivalents
Schedule of other financial assets measured at fair value through profit or loss

Rating	2025	2024
A	1,961	702
BB	1,335	12
F1	1,320	1,887
AAA	1,288	1,994
AA	1,018	124
A+	962	1,791
F2	810	332
A-1	641	1,108
BBB	440	353
F1+	408	1,027
BRC1+	148	527
P AAA	38	38
Baa2	31	—
AAAmmf	5	5
AAAF	4	5
F3	—	1,419
P-1	—	1,058
Ba1	—	157
A1	—	85
B	—	4
BRC1	—	1
Not available rating	285	1,425
	10,694	14,054